Description of Business	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business

NOTE 1 - DESCRIPTION OF BUSINESS

Cipherloc Corporation (the “Company” or “Cipherloc”) was incorporated in Texas on June 22, 1953 as American Mortgage Company. On March 15, 2015, the Company changed its name to Cipherloc Corporation. The name change became effective on March 23, 2015.

NOTE 1- DESCRIPTION OF BUSINESS

Cipherloc Corporation (the “Company” or “Cipherloc”) was incorporated in Texas on June 22, 1953 as American Mortgage Company. On March 15, 2015, the Company changed its name to Cipherloc Corporation. The name change became effective on March 23, 2015.